Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 10,003,960	₨ 8,820,579
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		2,910,788	1,984,018
Past due 181 - 270 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		1,329,107	825,461
Past due 271 - 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		366,628	272,913
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 1,215,053	₨ 885,644

[1]	Trade receivables as of March 31, 2019 and March 31, 2018 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36.